UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21125

Name of Fund: BlackRock California Municipal Income Trust II (BCL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock California Municipal Income Trust II, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 – 11/30/2007

Item 1 – Schedule of Investments

BlackRock California Municipal Income Trust II
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)

	Face
	Amount	Municipal Bonds	Value
California - 152.8%	$15,000	Anaheim, California, Public Financing Authority, Lease Revenue Bonds (Public Improvements Project),
		Sub-Series C, 5.771% due 9/01/2034 (c)(h)	$4,065
	10,000	Anaheim, California, Public Financing Authority, Lease Revenue Bonds (Public Improvements Project),
		Sub-Series C, 5.70% due 9/01/2036 (c)(h)	2,445
	1,735	California Infrastructure and Economic Development Bank Revenue Bonds (Kaiser Hospital
		Assistance I-LLC), Series A, 5.55% due 8/01/2031	1,784
	3,500	California Mobilehome Park Finance Authority Revenue Bonds (Palomar Estates East and West),
		Series A, 5.25% due 3/15/2034 (i)	3,224
	1,180	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds (Waste Management
		Inc. Project), AMT, Series A-2, 5.40% due 4/01/2025	1,173
	3,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds (Waste Management
		Inc. Project), AMT, Series C, 5.125% due 11/01/2023	2,897
	6,000	California State Department of Water Resources, Power Supply Revenue Bonds, Series A, 5.375%
		due 5/01/2012 (e)	6,570
	5,000	California State, GO, Refunding, 5% due 6/01/2037	5,057
	8,000	California State, Various Purpose, GO, 5.50% due 11/01/2033	8,497
	7,000	California Statewide Communities Development Authority, Health Facility Revenue Bonds (Memorial Health
		Services), Series A, 5.50% due 10/01/2033	7,148
	5,000	California Statewide Communities Development Authority Revenue Bonds (Kaiser Permanente), Series A,
		5.50% due 11/01/2032	5,101
	8,000	California Statewide Communities Development Authority Revenue Bonds (Sutter Health),
		Series B, 5.50% due 8/15/2034	8,260
	2,000	Chabot-Las Positas, California, Community College District, GO (Election of 2004), Series B,
		5% due 8/01/2031 (a)	2,092
	2,690	Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT, Series B, 5%
		due 12/01/2027	2,707
	6,000	Corona-Norco Unified School District, California, Community Facilities District Number 98-1, Special Tax
		Bonds, 5.10% due 9/01/2032 (a)	6,187
	15,470	Foothill/Eastern Corridor Agency, California, Toll Road Revenue Bonds, Senior Lien,
		Series A, 5.40% due 1/01/2026 (h)	6,772
Portfolio Abbreviations
To simplify the listings of BlackRock Insured Municipal Income Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many securities according to the list below.
AMT Alternative Minimum Tax (subject to)
GO General Obligation Bonds
IDR Industrial Development Revenue Bonds

BlackRock California Municipal Income Trust II
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)

Face
Amount	Municipal Bonds	Value
$4,890	Foothill/Eastern Corridor Agency, California, Toll Road Revenue Bonds, Senior Lien, Series A,
	5.42% due 1/01/2030 (j)(h)	$1,741
6,550	Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding Bonds, 6.12%
	due 1/15/2030 (j)(h)	1,809
2,900	Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds,
	Series A-1, 6.625% due 6/01/2013 (e)	3,354
9,000	Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds,
	Series A-1, 6.75% due 6/01/2013 (e)	10,463
5,650	Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds,
	Series B, 5.50% due 6/01/2013 (e)	6,218
3,000	Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds,
	Series B, 5.625% due 6/01/2013 (e)	3,320
5,000	La Quinta, California, Redevelopment Agency, Tax Allocation Bonds (Redevelopment Project Area
	Number 1), 5.125% due 9/01/2032 (a)	5,154
5,500	Los Angeles, California, Department of Water and Power, Waterworks Revenue Refunding Bonds,
	Series A, 5.125% due 7/01/2041 (b)	5,622
1,785	Los Angeles, California, Regional Airports Improvement Corporation, Lease Revenue Bonds (American
	Airlines Inc.), AMT, Series C, 7.50% due 12/01/2024	1,899
5,000	Los Angeles, California, Unified School District, GO, Refunding, Series A-1, 4.50% due 1/01/2028 (k)	4,967
4,000	Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
	Series A, 5% due 7/01/2037	4,224
1,905	Oxnard, California, Improvement Bond Act of 1915, Special Assessment Bonds (District
	Number 01-1 - Rice Avenue), 5.625% due 9/02/2027	1,897
1,900	Oxnard, California, Improvement Bond Act of 1915, Special Assessment Bonds (District
	Number 01-1 - Rice Avenue), 5.70% due 9/02/2032	1,884
1,500	Poway, California, Unified School District, Special Tax Bonds (Community Facilities District Number 6),
	5.50% due 9/01/2025	1,511
1,700	Poway, California, Unified School District, Special Tax Bonds (Community Facilities District Number 6),
	5.60% due 9/01/2033	1,704
2,470	Rohnert Park, California, Financing Authority, Mobile Home Park Revenue Bonds (Rancho Felix Mobile
	Home Park), Series A, 5.625% due 9/15/2028	2,504
2,400	Sacramento County, California, Sanitation District Financing Authority, Revenue Bonds (Sacramento Regional
	County Sanitation District), 5% due 12/01/2036 (b)	2,510
6,000	San Bernardino County, California, Special Tax Bonds (Community Facilities District
	Number 2002-1), 5.90% due 9/01/2033	6,042
2,000	San Diego, California, Unified School District, GO (Election of 1998), Refunding, Series F-1,
	4.50% due 7/01/2029 (c)	1,981
8,665	San Diego, California, Unified School District, GO (Election of 1998), Series D, 5.25% due 7/01/2023 (b)	9,422

BlackRock California Municipal Income Trust II
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)

	Face
	Amount	Municipal Bonds	Value
	$5,000	San Francisco, California, City and County Redevelopment Agency, Community
		Facilities District Number 1, Special Tax Bonds (Mission Bay South Public Improvements Project),
		6.25% due 8/01/2033	$5,107
	30,000	San Joaquin Hills, California, Transportation Corridor Agency, Toll Road Revenue Refunding Bonds, Series A,
		5.46% due 1/15/2034 (h)(k)	8,111
	1,640	Santa Clarita, California, Community Facilities District Number 02-1, Special Tax Refunding Bonds (Valencia
		Town Center Project), 5.80% due 11/15/2025	1,664
	1,500	Santa Clarita, California, Community Facilities District Number 02-1, Special Tax Refunding Bonds (Valencia
		Town Center Project), 5.85% due 11/15/2032	1,506
	2,685	Santa Rosa, California, Wastewater Revenue Refunding Bonds, Series B, 5.35% due 9/01/2025 (a)(h)	1,157
	2,200	South Tahoe, California, Joint Powers Financing Authority, Revenue Refunding Bonds (South Tahoe
		Redevelopment Project Area Number 1), Series A, 5.45% due 10/01/2033	2,217
	3,000	Southern California Public Power Authority, Natural Gas Project Number 1 Revenue Bonds,
		Series A, 5% due 11/01/2033	2,894
	1,600	Tobacco Securitization Authority of Southern California, Asset-Backed Revenue Bonds,
		Senior Series A, 5.625% due 6/01/2043 (e)	1,756
	2,000	Tustin, California, Unified School District, Junior Lien Special Tax Bonds (Community Facilities District
		Number 97-1), Series B, 5.60% due 9/01/2029	1,967
	2,000	University of California, General Revenue Bonds, Series A, 5% due 5/15/2033 (a)	2,055
	1,170	Val Verde, California, Unified School District Financing Authority, Special Tax Refunding Bonds,
		Junior Lien, 6.25% due 10/01/2028	1,225
	2,000	Vernon, California, Electric System Revenue Bonds (Malburg Generating Station Project),
		5.50% due 4/01/2033 (e)	2,014
		Total Municipal Bonds (Cost - $172,262) - 152.8%	183,878
		Corporate Bonds
Multi- State - 3.6%	500	Charter Mac Equity Issuer Trust, 5.75% due 4/30/2015 (g)	537
	1,500	Charter Mac Equity Issuer Trust, 6% due 4/30/2015 (g)	1,598
	1,000	Charter Mac Equity Issuer Trust, 6% due 4/30/2019 (g)	1,093
	1,000	Charter Mac Equity Issuer Trust, 6.30% due 4/30/2019 (g)	1,088
		Total Corporate Bonds (Cost - $4,000) - 3.6%	4,316
	Shares
	Held	Short-Term Securities
	-+	CMA California Municipal Money Fund, 3.07% (d)(f)	-++
		Total Short-Term Securities (Cost -++) - 0%	-++
		Total Investments (Cost - $176,262*) - 156.4%	188,194
		Other Assets Less Liabilities - 3.4%	4,135
		Preferred Shares, at Redemption Value - (59.8%)	(72,010)
		Net Assets Applicable to Common Shares - 100.0%	$120,319

BlackRock California Municipal Income Trust II
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2007, as computed for federal income tax purposes were as follows:
	Aggregate cost	$176,423
	Gross unrealized appreciation	$12,155
	Gross unrealized depreciation	(384)
	Net unrealized appreciation	$11,771
+	Amount is less than 1,000.
++	Amount is less than $1,000.
(a)	AMBAC Insured.
(b)	FGIC Insured.
(c)	FSA Insured.
(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the
	Investment Company Act of 1940, were as follows:

		Net	Investment
	Affiliate	Activity	Income
	CMA California Municipal Money Fund	-+	-++
+ Amount is less than 1,000.
++ Amount is less than $1,000.
(e)	Prerefunded.
(f)	Represents the current yield as of November 30, 2007.
(g)	The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(h)	Represents a zero coupon, or step bond; the interest rate shown reflects the effective yield at the time of purchase.
(i)	ACA Insured.
(j)	Escrowed to maturity.
(k)	MBIA Insured.

Forward interest rate swaps outstanding into as of November 30, 2007 were as follows:
	Notional	Unrealized
	Amount	Depreciation
Pay a fixed rate of 3.624% and receive a floating rate based on 1-week (SIFMA) Municipal
Swap Index rate
Broker, Citibank, N.A.
Expires December 2017	$6,000	$(138)
Pay a fixed rate of 3.967% and receive a floating rate based on 1-week (SIFMA) Municipal
Swap Index rate
Broker, JPMorgan Chase
Expires January 2028	$7,000	(259)
Pay a fixed rate of 4.065% and receive a floating rate based on 1-week (SIFMA) Municipal
Swap Index rate
Broker, Citibank, N.A.
Expires December 2037	$5,900	(283)
Total		$(680)

Item 2 – Controls and Procedures

2(a) –     The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Income Trust II

By:	/s/ Donald C. Burke
Donald C. Burke,
Chief Executive Officer of
BlackRock California Municipal Income Trust II

Date: January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke,
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Income Trust II

Date: January 16, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews,
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Income Trust II

Date: January 16, 2008